After a discussion with fund counsel, we are amending the N-CEN filing to note that abrdn Global Dynamic Dividend Fund, abrdn Total Dynamic Dividend Fund, and abrdn Dynamic Dividend Fund relied on Rule 18f-4 as limited derivatives funds.